1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Restricted Cash (Policies)	12 Months Ended
Dec. 31, 2019
Policies
Restricted Cash:

Restricted Cash:

Restricted cash consists of funds maintained in restricted accounts in order to comply with certain requirements imposed on insurance companies by the State of Georgia and to meet the reserve requirements of its reinsurance agreements. Restricted cash also includes escrow deposits held by the Company on behalf of certain real estate mortgage customers.

	Year Ended December 31, (In thousands)
	2019	2018	2017
Cash and cash equivalents	$ 51,934	$ 10,280	$ 30,566
Restricted cash	6,525	3,746	4,678
Total cash, cash equivalents and restricted cash	$ 58,459	$ 14,026	$ 35,244